Minimum Regulatory Capital Requirements (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Total regulatory capital (to risk-weighted assets)
Actual, Amount	$ 2,906,742	$ 2,939,016
Actual, Ratio	0.1789	0.1977
For Capital Adequacy, Amount	$ 1,299,657	$ 1,189,466
For Capital Adequacy, Ratio	0.08	0.08
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,624,571	$ 1,486,832
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	0.10	0.10
Common equity Tier 1 capital (to risk-weighted assets)
Actual, Amount	$ 2,751,694	$ 2,831,102
Actual, Ratio	0.1694	0.1904
For Capital Adequacy, Amount	$ 731,057	$ 669,075
For Capital Adequacy, Ratio	0.045	0.045
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,055,971	$ 966,441
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	0.065	0.065
Tier 1 capital (to risk-weighted assets)
Actual, Amount	$ 2,751,694	$ 2,831,102
Actual, Ratio	0.1694	0.1904
For Capital Adequacy, Amount	$ 974,743	$ 892,099
For Capital Adequacy, Ratio	0.06	0.06
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,299,657	$ 1,189,466
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	0.08	0.08
Tier 1 capital (to average assets) leverage
Actual, Amount	$ 2,751,694	$ 2,831,102
Actual, Ratio	0.1203	0.1396
For Capital Adequacy, Amount	$ 915,233	$ 811,000
For Capital Adequacy, Ratio	0.04	0.04
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,144,041	$ 1,013,750
To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	0.05	0.05